Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Future Annual Rental Payments Under Non-cancellable Operating Leases
Amounts of minimum future annual payments under non-cancellable operating leases and purchase obligations in each of the next five years and thereafter as at December 31, 2018 are as follows:

Fiscal Year	Amount $
2019	43,972
2020	58,555
2021	47,443
2022	34,378
2023	38,788
Thereafter	346,367
Total future minimum payments	569,503